Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Current Investment Securities

	2012	2011
Equity securities — current, at cost less impairments	$150.4	$0.3
Unrealized gains on equity securities	17.5	0.1
Unrealized losses on equity securities	—	(0.1)

Total investment securities — current	$167.9	$0.3

Schedule Of Net Investment Losses/(Gains)

	2012	2011	2010
Net gains on sale of current investment securities	$—	$(0.1)	$(4.9)
Derivative fair value gains	—	—	(1.2)
Net gains on sale of non-current investment securities	—	(2.3)	(7.9)

Net investment gains on investment securities	—	(2.4)	(14.0)
Impairment charges	1.2	—	—
Other	—	(0.2)	1.2

Net investment (gains)/losses	$1.2	$(2.6)	$(12.8)